DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES - Interest Recognition and Non-accrual Loans (Details)	12 Months Ended
Dec. 31, 2025
Financing Receivable, Past Due [Line Items]
Financing receivable, nonaccrual status, threshold period past due	90 days
Percentage of payment needed on past due loans for qualification	90.00%
Credit card
Financing Receivable, Past Due [Line Items]
Financing receivable, nonaccrual status, threshold period past due	180 days
Retail Installment Contracts
Financing Receivable, Past Due [Line Items]
Financing receivable, nonaccrual status, threshold period past due	60 days